23 Post-employment benefits (Details 4) - Participants	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	27	33
Number of inactive participants	4,337	4,368
Number of dependent people
Total	4,364	4,401
Plan III [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	7,647	8,180
Number of inactive participants	4,324	3,843
Total	11,971	12,023
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Number of active participants	6,963	7,427
Number of inactive participants	8,433	8,174
Number of dependent people	22,183	22,472
Total	37,579	38,073